Investment	12 Months Ended
Dec. 31, 2022
Avra Medical Robotics, Inc. [Member]
Investment [Line Items]
INVESTMENT

NOTE 3 – INVESTMENT

Investment in Avra Air- LLC was reduced by $12,150 in the second quarter of 2021 as a result of an investor’s follow-on investment. An impairment charge of $77,392 was then taken in the last quarter of 2021. As the $26,000 remaining balance was paid for in the original investment using Avra Medical shares this remaining balance is considered a buy-back of Avra Medical common shares and are thus treated as treasury shares shown in the equity section of the balance sheet. This results in a $0 cost on the books for this investment.